Debt securities by past due or impairment (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Disclosure of Debt securities by past due or impairment [Line Items]
Debt securities	₩ 88,162,579
Neither past due nor impaired
Disclosure of Debt securities by past due or impairment [Line Items]
Debt securities	88,160,626
Impaired
Disclosure of Debt securities by past due or impairment [Line Items]
Debt securities	₩ 1,953